Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	$ 27,909,000	$ 17,192,000	[1]	$ 17,252,000	[1]
Adjustment of opening net book amount for the application of IAS 29		208,178,000				$ 657,000
Impairment loss	0	0		0
IAS 29
Reconciliation of changes in intangible assets other than goodwill [abstract]
Adjustment of opening net book amount for the application of IAS 29						252,588,000
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	21,350,000	12,412,000		13,405,000
Exchange differences	(6,616,000)	(993,000)
Additions	0	0
Amortisation, intangible assets other than goodwill	0	0
Goodwill | IAS 29
Reconciliation of changes in intangible assets other than goodwill [abstract]
Adjustment of opening net book amount for the application of IAS 29						15,554,000
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	21,350,000	12,412,000		13,405,000
Goodwill | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	0	0		0
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	5,597,000	3,851,000		2,901,000
Exchange differences	(1,139,000)	(244,000)
Additions	3,217,000	2,089,000
Amortisation, intangible assets other than goodwill	(1,168,000)	(895,000)
Software | IAS 29
Reconciliation of changes in intangible assets other than goodwill [abstract]
Adjustment of opening net book amount for the application of IAS 29						836,000
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	10,163,000	7,251,000		5,406,000
Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	(4,566,000)	(3,400,000)		(2,505,000)
Others
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	962,000	929,000		946,000
Exchange differences	(20,000)	(10,000)
Additions	105,000	34,000
Amortisation, intangible assets other than goodwill	(52,000)	(41,000)
Others | IAS 29
Reconciliation of changes in intangible assets other than goodwill [abstract]
Adjustment of opening net book amount for the application of IAS 29						0
Others | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	2,781,000	2,695,000		2,671,000
Others | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	(1,819,000)	(1,766,000)		(1,725,000)
Intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	27,909,000	17,192,000		17,252,000
Exchange differences	(7,775,000)	(1,247,000)
Additions	3,322,000	2,123,000
Amortisation, intangible assets other than goodwill	(1,220,000)	(936,000)
Intangible assets | IAS 29
Reconciliation of changes in intangible assets other than goodwill [abstract]
Adjustment of opening net book amount for the application of IAS 29						$ 16,390,000
Intangible assets | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	34,294,000	22,358,000		21,482,000
Intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	$ (6,385,000)	$ (5,166,000)		$ (4,230,000)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.